Consolidated statement of profit or loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Net revenue from transaction activities and other services	R$ 2,617,407	R$ 1,626,853	R$ 1,144,086
Net revenue from subscription services and equipment rental	1,760,915	1,071,932	388,033
Finance income	4,638,022	1,877,683	1,647,017
Other financial income	572,601	247,293	140,687
Total revenue and income	9,588,945	4,823,761	3,319,823
Cost of services	(2,669,752)	(1,713,828)	(769,946)
Administrative expenses	(1,121,357)	(813,341)	(392,476)
Selling expense	(1,511,241)	(1,012,544)	(505,902)
Financial expenses, net	(3,514,739)	(1,269,058)	(339,844)
Mark-to-market on equity securities designated at FVPL	(853,056)	(1,264,213)	0
Other income (expenses), net	(302,501)	(185,894)	(177,056)
Total expenses	(9,972,646)	(6,258,878)	(2,185,224)
Loss on investment in associates	(3,589)	(10,437)	(6,937)
Profit (loss) before income taxes	(387,290)	(1,445,554)	1,127,662
Current income tax and social contribution	(292,172)	(171,621)	(216,886)
Deferred income tax and social contribution	153,066	239,827	(73,330)
Net income (loss) for the year	(526,396)	(1,377,348)	837,446
Profit (loss), attributable to [abstract]
Owners of the parent	(519,417)	(1,358,813)	854,071
Non-controlling interests	R$ (6,979)	R$ (18,535)	R$ (16,625)
Earnings per share [abstract]
Basic earnings (loss) per share for the year attributable to owners of the parent (in Brazilian Reais)	R$ (1.67)	R$ (4.40)	R$ 2.95
Diluted earnings (loss) per share for the year attributable to owners of the parent (in Brazilian Reais)	R$ (1.67)	R$ (4.40)	R$ 2.91